Financial Investments and Derivatives (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Jul. 01, 2025	Dec. 31, 2024
Financial Investments and Derivatives [Abstract]
Financial asset, amortized cost	R$ 29,861,939	R$ 24,696	R$ 13,676,381